Revenues from External Customers and Long-Lived Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Net sales:
Net sales	¥ 167,587	¥ 157,442	¥ 180,657	¥ 176,634	¥ 682,320	¥ 675,988	¥ 571,552
Long-lived assets:
Long-lived assets	230,831				230,831	234,409
Japan
Net sales:
Net sales					260,470	295,376	245,977
Long-lived assets:
Long-lived assets	84,299				84,299	84,916
U.S.A.
Net sales:
Net sales					71,317	46,579	11,352
Long-lived assets:
Long-lived assets	15,650				15,650	17,897
Singapore
Net sales:
Net sales					40,595	28,015	33,673
Long-lived assets:
Long-lived assets	1,412				1,412	1,374
Thailand
Net sales:
Net sales					75,908	99,932	102,261
Long-lived assets:
Long-lived assets	33,476				33,476	39,810
The Philippines
Net sales:
Net sales					19,683	10,657	14,884
Long-lived assets:
Long-lived assets	11,691				11,691	11,779
China
Net sales:
Net sales					148,553	139,264	122,833
Long-lived assets:
Long-lived assets	47,260				47,260	43,342
Other
Net sales:
Net sales					65,794	56,165	40,572
Long-lived assets:
Long-lived assets	¥ 37,043				¥ 37,043	¥ 35,291